Derivative Instruments (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Company's Open Commodity Contracts

The following table reflects the Company’s open commodity contracts at September 30, 2018:

	2018	2019	2020	Total
Oil fixed price swaps
Volume (Bbl)	1,233,180	5,540,670	1,599,500	8,373,350
Weighted-average price	$57.09	$59.86	$63.14	$60.08
Natural gas fixed price swaps
Volume (MMBtu)	8,004,000	29,200,000	12,325,000	49,529,000
Weighted-average price	$2.94	$2.86	$2.63	$2.81
Natural gas basis swaps
Volume (MMBtu)	4,600,000	21,900,000	3,640,000	30,140,000
Weighted-average price	$0.54	$0.58	$0.62	$0.58

The following table represents the Company’s open commodity contracts at December 31, 2017:

Total
Oil fixed price swaps
2018
Volume (bbl)	2,374,000
Weighted-average price per bbl	$54.47
2019
Volume (bbl)	1,140,250
Weighted-average price per bbl	$54.09
Natural gas fixed price swaps
2018
Volume (mmbtu)	16,440,000
Weighted-average price per mmbtu	$3.00
2019
Volume (mmbtu)	10,950,000
Weighted-average price per mmbtu	$2.97
Natural gas basis swaps
2018
Volume (mmbtu)	16,440,000
Weighted-average price per mmbtu	$0.55
2019
Volume (mmbtu)	10,950,000
Weighted-average price per mmbtu	$0.55

Schedule of Net Gains and Loss on Derivative Contracts

The following table presents the Company’s (loss) gain on derivative contracts and net cash (paid) received upon settlement of its derivative contracts for the nine months ended September 30, 2018 and 2017:

	Nine Months Ended September 30,
	2018	2017
	(in thousands)
(Loss) gain on derivative contracts	$(100,920)	$2,385
Net cash (paid) received upon settlement of derivative contracts	$(27,462)	$2,385
Net cash received upon settlement of derivative contracts prior to contractual maturity	$377	$2,255